Oil and Gas Property Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Details
Purchase of oil and gas property		$ 90,318
Outstanding balance of the purchase price		$ 14,450
Amortization	$ 18,871